UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  372 Washington Street
	  Wellesley, MA 02481

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Wellesley, Massachusetts	May 14, 2009

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	58

Form 13F Information Table Value Total:  	$156,775,000

Bainco International Investors
March 31, 2009

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd                        COM              000375204     1934   138705 SH       SOLE                   138705
AT&T Inc                       COM              00206R102     4523   179482 SH       SOLE                   179482
Apple Inc                      COM              037833100     4296    40867 SH       SOLE                    40867
Baker Hughes                   COM              057224107     2762    96750 SH       SOLE                    96750
Bank of America                COM              060505104      145    21217 SH       SOLE                    21217
Baxter International Inc       COM              071813109     5253   102550 SH       SOLE                   102550
Berkshire Hathaway Cl A        COM              084670108      607        7 SH       SOLE                        7
Bristol Myers Co               COM              110122108     4817   219750 SH       SOLE                   219750
CACI International Inc         COM              127190304      693    19000 SH       SOLE                    19000
CVS Caremark Corp              COM              126650100     4491   163375 SH       SOLE                   163375
Carnival Corporation           COM              143658300     1718    79525 SH       SOLE                    79525
Charles Schwab Corp            COM              808513105     4066   262325 SH       SOLE                   262325
Chevron Texaco Corp.           COM              166764100      256     3800 SH       SOLE                     3800
Cisco Systems Inc              COM              17275R102     4242   252954 SH       SOLE                   252954
Citigroup Inc                  COM              172967101       69    27434 SH       SOLE                    27434
ConocoPhillips                 COM              20825C104     2342    59800 SH       SOLE                    59800
Consumer Discretionary Sector  COM              81369y407     2004   101990 SH       SOLE                   101990
Consumer Staples Sector SPDR   COM              81369y308      229    10850 SH       SOLE                    10850
Covidien LTD                   COM              G2552X108     3623   108992 SH       SOLE                   108992
Emerson Electric               COM              291011104     2186    76500 SH       SOLE                    76500
Exxon Mobil Corp               COM              30231g102     1323    19434 SH       SOLE                    19434
General Electric               COM              369604103      314    31105 SH       SOLE                    31105
Healthgate Data Corp. Com New  COM              42222h304        1    56666 SH       SOLE                    56666
Honeywell International Inc.   COM              438516106      334    12000 SH       SOLE                    12000
Intel Corporation              COM              458140100      569    37850 SH       SOLE                    37850
International Business Machine COM              459200101     4731    48825 SH       SOLE                    48825
JP Morgan Chase                COM              46625h100     2948   110897 SH       SOLE                   110897
Johnson & Johnson              COM              478160104    21390   406655 SH       SOLE                   406655
Juniper Networks Inc           COM              48203r104      835    55428 SH       SOLE                    55428
Kulicke & Soffa Industries     COM              501242101       38    14400 SH       SOLE                    14400
Lawson Software                COM              52078P102       94    22000 SH       SOLE                    22000
Loews Corp                     COM              540424108     1907    86300 SH       SOLE                    86300
Marathon Oil Corp              COM              565849106     3420   130075 SH       SOLE                   130075
Maxim Integrated Prods.        COM              57772K101      740    56000 SH       SOLE                    56000
Microsoft Corp                 COM              594918104     5110   278144 SH       SOLE                   278144
Mobilepro Corp.                COM              60742e205        0   450000 SH       SOLE                   450000
Nortel Networks Corp           COM              656568508        5    24000 SH       SOLE                    24000
Northern Trust Corp            COM              665859104     1697    28375 SH       SOLE                    28375
Office Depot                   COM              676220106       22    16500 SH       SOLE                    16500
Oracle Corporation             COM              68389X105     4711   260723 SH       SOLE                   260723
Orthometrix Inc.               COM              68750M100        0   127265 SH       SOLE                   127265
Philip Morris International    COM              718172109     3751   105425 SH       SOLE                   105425
S&P 500 Depository Receipt (Sp COM              78462F103     1338    16820 SH       SOLE                    16820
Starent Networks Corp          COM              85528p108     2326   147140 SH       SOLE                   147140
Supertex Inc                   COM              868532102      647    28000 SH       SOLE                    28000
TJX Companies Inc              COM              872540109     2516    98125 SH       SOLE                    98125
Total Fina SA Sponsored ADR    COM              89151E109     3266    66575 SH       SOLE                    66575
Tyler Technologies Inc.        COM              902252105    24247  1657381 SH       SOLE                  1657381
Vanguard FTSE All-World Ex-US  COM              922042775     2854   101506 SH       SOLE                   101506
Vanguard Total Stock Mkt ETF   COM              922908769     1533    38720 SH       SOLE                    38720
Wal-Mart Stores                COM              931142103     4697    90145 SH       SOLE                    90145
Waste Management Inc           COM              94106l109     3930   153525 SH       SOLE                   153525
Windstream Corp                COM              97381w104     2999   372075 SH       SOLE                   372075
iBasis, Inc                    COM              450732201       29    43333 SH       SOLE                    43333
iShares Dow Jones US Total Mar COM              464287846      338     8650 SH       SOLE                     8650
iShares MSCI Emerging Markets  COM              464287234     1533    61795 SH       SOLE                    61795
iShares MSCI Japan             COM              464286848       96    12200 SH       SOLE                    12200
JP Morgan Chase May $23 Puts                    6168619qw      231     1085 SH       SOLE                     1085